FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY
		June 30	December 31
	Fair value	2021	2020
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	1,498	2,138
Warrants	Level 2	112	212
Trade receivables	Level 2	1,765	1,782
Forward foreign exchange contracts	Level 2	-	21
		3,375	4,153